leases (Tables)	12 Months Ended
Dec. 31, 2022
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

Years ended December 31 (millions)	Note	2022	2021
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$18	$22
Other sublet revenue included in other income	7	$5	$4
Lease payments		$571	$568